Note 2 - Investments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
December 31, 2016	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$21,882,312	$360,723	$9,416	$22,233,619
States and political subdivisions	35,403,214	4,153,294	31,260	39,525,248
Corporate	202,578,595	9,355,481	953,527	210,980,549
Foreign	51,081,850	1,731,092	283,363	52,529,579
Mortgage-backed securities (MBS):
Commercial MBS	6,717,214	198,857	-	6,916,071
Residential MBS	32,065,365	1,314,373	72,741	33,306,997
Corporate redeemable preferred stock	856,774	24,314	25,152	855,936
Total fixed maturity securities	350,585,324	17,138,134	1,375,459	366,347,999
Equity securities:
U.S. agencies	707,900	-	-	707,900
Mutual funds	318,284	28,840	-	347,124
Corporate common stock	6,665,413	1,370,651	335,020	7,701,044
Total equity securities	7,691,597	1,399,491	335,020	8,756,068
Total	$358,276,921	$18,537,625	$1,710,479	$375,104,067
December 31, 2015	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$23,373,714	$642,038	$-	$24,015,752
States and political subdivisions	36,830,198	4,511,826	136,585	41,205,439
Corporate	229,425,035	10,338,999	4,587,896	235,176,138
Foreign	65,010,084	1,731,076	4,682,638	62,058,522
Asset-backed securities	143,552	457	-	144,009
Mortgage-backed securities (MBS):
Commercial MBS	6,830,520	148,314	15,592	6,963,242
Residential MBS	37,200,599	1,776,233	62,255	38,914,577
Corporate redeemable preferred stock	711,915	-	42,787	669,128
Total fixed maturity securities	399,525,617	19,148,943	9,527,753	409,146,807
Equity securities:
U.S. agencies	707,900	-	-	707,900
Mutual funds	318,284	-	14,253	304,031
Corporate common stock	6,426,482	702,497	524,121	6,604,858
Total equity securities	7,452,666	702,497	538,374	7,616,789
Total	$406,978,283	$19,851,440	$10,066,127	$416,763,596

Schedule of Temporary Impairment Losses, Investments [Table Text Block]
	December 31, 2016			December 31, 2015
		Gross	Number		Gross	Number
	Estimated	Unrealized	of	Estimated	Unrealized	of
	Fair Value	Loss	Securities	Fair Value	Loss	Securities
Fixed maturities:
Less than 12 months:
U.S. government obligations	$7,892,992	$9,416	2	$-	$-	-
States and political subdivisions	968,740	31,260	1	1,613,415	136,585	2
Corporate	30,370,227	753,570	27	55,039,213	3,873,158	52
Foreign	10,215,322	283,355	11	24,154,510	1,418,143	20
Commercial MBS	-	-	-	1,447,694	15,592	2
Residential MBS	3,003,214	72,741	2	3,320,890	62,255	2
Corporate redeemable preferred stock	17,488	493	1	669,128	42,787	2
Greater than 12 months:
Corporate	2,997,784	199,957	2	5,533,581	714,738	4
Foreign	197,700	8	1	6,007,156	3,264,495	4
Corporate redeemable preferred stock	205,423	24,659	1	-	-	-
Total fixed maturities	55,868,890	1,375,459	48	97,785,587	9,527,753	88

Equity securities:
Less than 12 months:
Mutual funds	-	-	-	304,031	14,253	1
Corporate common stock	1,004,821	136,117	6	2,449,672	473,551	15
Greater than 12 months:
Corporate common stock	873,083	198,903	7	183,960	50,570	3
Total equities	1,877,904	335,020	13	2,937,663	538,374	19

Total	$57,746,794	$1,710,479	61	$100,723,250	$10,066,127	107

Unrealized Gain (Loss) on Investments [Table Text Block]
	December 31,
	2016	2015
Net unrealized appreciation on available-for sale securities	$16,827,146	$9,785,313
Adjustment to deferred acquisition costs	(461,084)	(249,401)
Deferred income taxes	(5,564,461)	(3,242,210)
Net unrealized appreciation on available-for sale securities	$10,801,601	$6,293,702

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available-for-Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$11,282,653	$11,454,020
Due after one year through five years	100,288,408	106,474,899
Due after five years through ten years	131,988,499	135,072,291
Due after ten years	48,697,265	53,377,415
Due at multiple maturity dates	58,328,499	59,969,374
Total	$350,585,324	$366,347,999

Realized Gain (Loss) on Investments [Table Text Block]
	Year Ended December 31,
	2016	2015
Proceeds from sales and maturities	$81,300,412	$37,200,703
Gross realized gains	2,360,747	939,423
Gross realized losses	(734,298)	(203,856)
Other-than-temporary impairment loss	(118,267)	-

Realized and Unrealized Gain (Loss) on Investments [Table Text Block]
	Year Ended December 31,
	2016	2015
Change in net unrealized investment gains (losses):
Securities available-for-sale:
Fixed maturities	$6,141,485	$(16,900,027)
Equity securities	900,348	(910,260)
Net realized investment gains (losses):
Securities available-for-sale:
Fixed maturities	$1,460,321	$91,141
Equity securities	166,128	644,426
Other-than-temporary impairment loss	(118,267)	-
Mortgage loans on real estate	-	75,915
Investments in convertible options	47,940	7,223

Schedule of Mortgage Loans on Real Estate [Table Text Block]
	December 31,
	2016	2015
Florida	$5,253,110	$3,906,034
Texas	5,191,186	5,694,612
Illinois	4,787,454	6,046,408
California	3,591,584	3,366,434
Georgia	3,487,991	2,671,788
Missouri	3,107,289	1,342,845
Ohio	3,083,440	1,692,354
Kentucky	2,402,800	3,241,793
Arizona	1,490,538	774,060
New Jersey	1,196,156	247,723
Colorado	1,190,873	222,364
Tennessee	1,048,452	895,607
Indiana	893,431	759,139
Virginia	800,635	-
North Carolina	757,004	353,275
Oregon	487,824	-
Pennsylvania	479,720	370,323
Nevada	479,182	373,359
Utah	343,533	77,939
Washington	231,939	-
West Virginia	225,578	412,250
South Carolina	199,101	225,881
Massachusetts	169,681	205,469
Idaho	142,745	159,073
Kansas	134,396	135,401
Michigan	126,750	-
Total	$41,302,392	$33,174,131

State-guaranteed Receivables Classified by Contractual Maturity Date [Table Text Block]
	State-Guaranteed Receivables
	Amortized	Fair
	Cost	Value
Due in one year or less	$1,094,070	$1,106,879
Due after one year through five years	4,065,183	4,418,206
Due after five years through ten years	4,334,493	5,210,810
Due after ten years	2,090,935	3,202,929
Total	$11,584,681	$13,938,824

Schedule Of Payments On State Guaranteed Receivables By State [Table Text Block]
	December 31,
	2016	2015
New York	$3,446,349	$3,496,115
Massachusetts	3,126,011	1,991,601
Georgia	2,012,845	1,432,022
Washington	653,235	-
Indiana	417,811	-
Pennsylvania	318,019	294,968
Texas	261,396	243,939
California	171,590	180,143
Ohio	1,177,425	54,171
Total	$11,584,681	$7,692,959

Investment Income [Table Text Block]
	Year Ended December 31,
	2016	2015
Fixed maturities	$18,135,421	$18,296,411
Equity securities	316,238	295,368
Mortgage loans on real estate	2,654,165	2,316,721
Policy loans	481,912	494,299
State-guaranteed receivables	661,309	545,120
Gain (loss) on investments in convertible options	(9,850)	102,342
Other	221,067	219,037
Gross investment income	22,460,262	22,269,298
Investment expenses	1,052,030	1,031,985
Net investment income	$21,408,232	$21,237,313